BUSINESS COMBINATIONS - Intangible assets with definite lives (Details) - Avborne Component Solutions	Nov. 28, 2018 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of finite intangible assets acquired	$ 2,100,000
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Fair value of finite intangible assets acquired	$ 2,100,000
Useful Life In Years	10 years